Risks Arising From Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Amount of exposure equivalent to shares hedged	$ 13,756.0		$ 21,598.0
Description of methods to use sensitivity analysis is assessed	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 30 June 2021 and at December 2020.
Financial Liabilities	$ 116,451.0		126,176.0
Equity swaps [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	4,800.0		5,400.0
Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	1,130.0		1,251.0
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Amount of exposure equivalent to shares hedged	100.5
Gain recognized in the profit or loss	$ 631.0
Reasonable possible volatility rate	30.38%	53.87%
Positive/negative impact on profit before tax	$ 2,206.0		3,787.0
Equity price risk [member] | Share-Based Compensation Plan [member]
Disclosure of detailed information about financial instruments [line items]
Gain recognized in the profit or loss	348.0
Interest Rate Risk [Member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of financial liabilities	$ 5,057.0
Proportion of company's financial liabilities	5.60%
Higher/lower interest expense	$ 1.0	$ 3.0
Higher/lower interest income	49.0	$ 58.0
Interest Rate Risk [Member] | Before hedging [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value of financial liabilities	$ 46.0		5.0
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Concentration of credit risks, description	There was no significant concentration of credit risks with any single counterparty as of 30 June 2021 and no single customer represented more than 10% of the total revenue of the group in 2021.
Credit risk [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of revenue accounted by individual customer	10.00%
Deferred consideration on acquisitions [member] | Put Option [Member] | Observable Market Inputs - Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Non derivative financial liability	$ 627.0		$ 671.0
Grupo Modelo [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Gain recognized in the profit or loss	144.0
SABMiller Group [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Gain recognized in the profit or loss	$ 139.0